Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements Of Comprehensive Income (Loss)
Net income (loss)	$ (639)	$ 229
Other comprehensive income (loss):
Gross unrealized holding gains on securities available for sale, net of deferred income tax of $(342,000) and $(61,000), respectively	511	93
Gross unrealized holding gains transferred to income on sale or call of securities, net of deferred income tax of $313,000	(469)
Retirement plan, net of deferred income tax of $(33,000) and $93,000, respectively	51	(139)
Other comprehensive income (loss)	93	(46)
Comprehensive income (loss)	$ (546)	$ 183